DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges | The Group | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	£ 355	£ (73)
Fair value hedges | The Group | Interest rate | Fixed rate mortgages | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	571	186
Fair value hedges | The Group | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(179)	(326)
Fair value hedges | The Group | Interest rate | Fixed rate issuance | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(35)	(28)
Fair value hedges | The Group | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(184)	(206)
Fair value hedges | The Group | Interest rate | Fixed rate borrowings | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	1	6
Fair value hedges | The Group | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	641	405
Fair value hedges | The Group | Interest rate | Fixed rate bonds | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	9	(11)
Fair value hedges | The Bank | Interest rate | Fixed rate mortgages | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	0	(15)
Fair value hedges | The Bank | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(243)	(357)
Fair value hedges | The Bank | Interest rate | Fixed rate issuance | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(35)	(38)
Fair value hedges | The Bank | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(184)	(206)
Fair value hedges | The Bank | Interest rate | Fixed rate borrowings | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	0	6
Fair value hedges | The Bank | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	625	400
Fair value hedges | The Bank | Interest rate | Fixed rate bonds | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	8	4
Cash flow hedges | The Group | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	38	(1)
Cash flow hedges | The Group | Interest rate | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(27)	0
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	45	7
Cash flow hedges | The Group | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(508)	(657)
Cash flow hedges | The Group | Interest rate | Customer loans | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	23	616
Hedge ineffectiveness recognised in the income statement	262	99
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(633)	(367)
Cash flow hedges | The Group | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(71)	(220)
Cash flow hedges | The Group | Interest rate | Central bank balances | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	28	194
Hedge ineffectiveness recognised in the income statement	(3)	32
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(95)	(52)
Cash flow hedges | The Group | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(8)	28
Cash flow hedges | The Group | Foreign exchange | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(45)	(202)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	(6)	(101)
Hedged item affected income statement	(47)	(73)
Cash flow hedges | The Group | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	74	116
Cash flow hedges | The Group | Foreign exchange | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	3	(22)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	9	6
Cash flow hedges | The Bank | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	15	(1)
Cash flow hedges | The Bank | Interest rate | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	8	25
Hedge ineffectiveness recognised in the income statement	4	0
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	34	35
Cash flow hedges | The Bank | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(119)	(344)
Cash flow hedges | The Bank | Interest rate | Customer loans | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(166)	125
Hedge ineffectiveness recognised in the income statement	(31)	27
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(324)	(363)
Cash flow hedges | The Bank | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	0	(388)
Cash flow hedges | The Bank | Interest rate | Central bank balances | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(111)	361
Hedge ineffectiveness recognised in the income statement	0	35
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(60)	(84)
Cash flow hedges | The Bank | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(4)	31
Cash flow hedges | The Bank | Foreign exchange | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(1)	(67)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	(1)	(25)
Hedged item affected income statement	£ (4)	£ (11)